Cover	Nov. 12, 2026
Document Information Line Items
Entity Address, State or Province	NJ
Pre-commencement Tender Offer	false
City Area Code	908
Soliciting Material	false
Entity Address, City or Town	Belvidere
Written Communications	false
Entity Emerging Growth Company	true
Entity Tax Identification Number	85-0558704
Current Fiscal Year End Date	--12-31
Entity Address Postal Zip Code	07823
Entity Central Index Key	0001809750
Entity File Number	001-41371
Local Phone Number	750-3953
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Document Type	8-K
Amendment Flag	false
Entity Address, Address Line One	283 County Road 519
Entity Ex Transition Period	false
Common Stock [Member]
Document Information Line Items
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	EDBLW
Security Exchange Name	NASDAQ